Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost, Beginning balance	$ 122	$ 114
New lease	103
Purchases		8
Cost, Ending balance	225	122
Accumulated depreciation:
Accumulated depreciation, Beginning balance	65	22
Depreciation	52	43
Accumulated depreciation, Ending balance	117	65
Depreciated cost	108	57
Computers [Member]
Cost:
Cost, Beginning balance	11	7
New lease
Purchases		4
Cost, Ending balance	11	11
Accumulated depreciation:
Accumulated depreciation, Beginning balance	3	1
Depreciation	3	2
Accumulated depreciation, Ending balance	6	3
Depreciated cost	5	8
Lab equipment [Member]
Cost:
Cost, Beginning balance
New lease
Purchases
Cost, Ending balance
Accumulated depreciation:
Accumulated depreciation, Beginning balance
Depreciation
Accumulated depreciation, Ending balance
Depreciated cost
Office furniture and equipment [Member]
Cost:
Cost, Beginning balance	33	29
New lease
Purchases		4
Cost, Ending balance	33	33
Accumulated depreciation:
Accumulated depreciation, Beginning balance	3	1
Depreciation	2	2
Accumulated depreciation, Ending balance	5	3
Depreciated cost	28	30
Leasehold improvements [Member]
Cost:
Cost, Beginning balance	78	78
New lease	103
Purchases
Cost, Ending balance	181	78
Accumulated depreciation:
Accumulated depreciation, Beginning balance	59	20
Depreciation	47	39
Accumulated depreciation, Ending balance	106	59
Depreciated cost	$ 75	$ 19